Equity - Treasury shares (Details) - shares	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of classes of share capital [line items]
Valid authorization period from Shareholder's meeting for 2019 Buyback Program	18 months
Treasury shares held (in shares)	1,265,099	9,742,968	7,214,000	497,625
Ordinary shares, liquidity contract [member]
Disclosure of classes of share capital [line items]
Treasury shares held (in shares)	170,000	853,500	309,609	476,000
Ordinary shares, Orange Vision 2020, Long Term Incentive Plan 2018-2020 and LTIP 2019-2021 free share award plan [member]
Disclosure of classes of share capital [line items]
Treasury shares held (in shares)		8,889,468
Ordinary shares, Long Term Incentive Plans 2018-2020, 2019-2021, 2020-2022, and free share award plans [member]
Disclosure of classes of share capital [line items]
Treasury shares held (in shares)	1,095,099
Ordinary shares, Orange Vision 2020 free share award plan and Long Term Incentive Plan 2018-2020 [member]
Disclosure of classes of share capital [line items]
Treasury shares held (in shares)			6,882,999